Property and Equipment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Provision for write-off of property	$ 1,751
Construction	$ 3,395	$ 5,554